Financial Instruments (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment [Line Items]
Amounts due from affiliate	$ 4,286	$ 4,237
Shareholder loans to joint ventures	3,263	7,218
Payment activity [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Trade receivable and long-term receivable	7,563	8,283
Amounts due from affiliate	4,286	4,237
Shareholder loans to joint ventures	$ 3,263	$ 7,218